Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investment Property [Abstract]
Carrying amount of investment property [Table Text Block]

(1)	Investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Acquisition cost	387,675	404,741
Accumulated depreciation	(29,178)	(33,440)

Net carrying value	358,497	371,301

Reconciliation of changes in investment property [Table Text Block]	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	357,550	351,496	358,497
Acquisition	—	4,428	9,872
Disposal	—	—	(458)
Depreciation	(3,806)	(3,762)	(3,902)
Transfer	(2,297)	6,314	2,472
Classified to assets held for sale	—	—	(371)
Foreign currencies translation adjustments	49	21	(324)
Others	—	—	5,515

Ending balance	351,496	358,497	371,301